PowerShares QQQ TrustSM, Series 1

ANNUAL REPORT

SEPTEMBER 30, 2013

OBJECTIVE:

The PowerShares QQQ TrustSM, Series 1 (the "Trust") is a unit investment trust that issues securities called PowerShares QQQ Index Tracking Stock. The Trust holds all of the component securities of the NASDAQ-100® Index (the "Index"). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Index (the component securities of the Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

PowerShares QQQ TrustSM, Series 1

Contents

Report of Independent Registered Public Accounting Firm	1
Financial Statements
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information (Unaudited)	17

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the PowerShares QQQ TrustSM, Series 1

We have audited the accompanying statement of assets and liabilities of PowerShares QQQ TrustSM, Series 1 (the "Trust"), including the schedule of investments, as of September 30, 2013, and the related statements of operations and the statements of changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PowerShares QQQ TrustSM, Series 1 at September 30, 2013, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 16, 2014

PowerShares QQQ TrustSM, Series 1
Schedule of Investments
September 30, 2013

Common Stock	Shares	Value
Apple, Inc.	9,625,722	$4,589,062,963
Microsoft Corp.	88,257,667	2,939,862,888
Google, Inc., Class A*	2,902,388	2,542,230,673
Amazon.com, Inc.*	4,840,746	1,513,410,829
Cisco Systems, Inc.	56,624,370	1,326,142,745
QUALCOMM, Inc.	18,175,324	1,224,289,825
Intel Corp.	52,785,330	1,209,839,764
Comcast Corp., Class A	22,605,960	1,020,659,094
Gilead Sciences, Inc.*	16,217,319	1,019,096,326
Facebook, Inc., Class A*	19,256,960	967,469,670
Amgen, Inc.	7,981,932	893,497,468
eBay, Inc.*	13,715,836	765,206,490
Celgene Corp.*	4,357,543	670,756,594
Starbucks Corp.	7,961,218	612,774,949
Biogen IDEC, Inc.*	2,518,138	606,266,905
Mondelez International, Inc., Class A	18,866,545	592,786,844
priceline.com, Inc.*	545,648	551,622,846
Twenty-First Century Fox, Inc.	16,082,002	538,747,067
Express Scripts Holding Co.*	8,626,582	532,950,236
Costco Wholesale Corp.	4,626,777	532,634,568
Texas Instruments, Inc.	11,667,123	469,835,043
Baidu, Inc. ADR*	2,910,599	451,666,753
Viacom, Inc., Class B	4,511,212	377,047,099
Vodafone Group PLC ADR	10,672,316	375,452,077
Automatic Data Processing, Inc.	5,115,603	370,267,345
Yahoo!, Inc.*	10,810,492	358,475,915
DIRECTV*	5,816,698	347,547,705
Kraft Foods Group, Inc.	6,310,060	330,899,546
Regeneron Pharmaceuticals, Inc.*	1,024,675	320,590,067
Adobe Systems, Inc.*	5,321,539	276,400,736
Cognizant Technology Solutions Corp., Class A*	3,193,030	262,211,624
Dell, Inc.*	18,630,247	256,538,501
Sirius XM Radio, Inc.	65,788,469	254,601,375
Tesla Motors, Inc.*	1,286,799	248,892,663
Alexion Pharmaceuticals, Inc.*	2,071,925	240,674,808
Whole Foods Market, Inc.	3,946,861	230,891,369
Applied Materials, Inc.	12,744,186	223,533,022
PACCAR, Inc.	3,750,401	208,747,320
Intuit, Inc.	3,145,937	208,607,082

PowerShares QQQ TrustSM, Series 1
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
Activision Blizzard, Inc.	11,860,864	$197,720,603
Netflix, Inc.*	624,278	193,033,000
Micron Technology, Inc.*	11,002,856	192,219,894
Cerner Corp.*	3,635,315	191,035,803
Liberty Global PLC, Class A*	2,365,755	187,722,659
Vertex Pharmaceuticals, Inc.*	2,466,679	187,023,602
Symantec Corp.	7,410,224	183,403,044
Bed Bath & Beyond, Inc.*	2,307,246	178,488,551
Liberty Media Corp., Class A*	1,172,243	172,495,557
Wynn Resorts Ltd.	1,071,141	169,250,989
Ross Stores, Inc.	2,316,910	168,671,048
Seagate Technology PLC	3,780,568	165,362,044
Western Digital Corp.	2,511,001	159,197,463
Intuitive Surgical, Inc.*	420,711	158,300,928
Fastenal Co.	3,145,339	158,053,285
Paychex, Inc.	3,872,860	157,393,030
Analog Devices, Inc.	3,291,806	154,879,472
Mylan, Inc.*	4,045,375	154,411,964
NetApp, Inc.	3,603,317	153,573,371
Mattel, Inc.	3,650,606	152,814,367
SanDisk Corp.	2,546,939	151,568,340
O'Reilly Automotive, Inc.*	1,150,179	146,751,339
Broadcom Corp., Class A	5,604,828	145,781,576
Charter Communications, Inc., Class A*	1,074,816	144,842,204
CA, Inc.	4,827,445	143,230,293
Citrix Systems, Inc.*	1,985,337	140,184,646
Fiserv, Inc.*	1,378,312	139,278,428
Dollar Tree, Inc.*	2,362,766	135,055,705
Xilinx, Inc.	2,821,464	132,213,803
Discovery Communications, Inc., Class A*	1,559,838	131,681,524
Altera Corp.	3,384,865	125,781,583
Liberty Interactive Corp., Class A*	5,207,689	122,224,461
Green Mountain Coffee Roasters, Inc.*	1,597,090	120,308,790
Check Point Software Technologies Ltd.*	2,081,235	117,714,652
Verisk Analytics, Inc., Class A*	1,779,057	115,567,543
Avago Technologies Ltd., Class A	2,616,077	112,805,240
SBA Communications Corp., Class A*	1,353,907	108,935,357
Sigma-Aldrich Corp.	1,273,914	108,664,864
KLA-Tencor Corp.	1,755,956	106,849,923
Stericycle, Inc.*	910,025	105,016,885

PowerShares QQQ TrustSM, Series 1
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
Staples, Inc.	6,998,053	$102,521,476
CH Robinson Worldwide, Inc.	1,688,270	100,553,361
Catamaran Corp.*	2,184,075	100,358,246
Linear Technology Corp.	2,470,753	97,990,064
Akamai Technologies, Inc.*	1,887,574	97,587,576
Autodesk, Inc.*	2,357,439	97,055,764
Expeditors International of Washington, Inc.	2,186,836	96,351,994
Equinix, Inc.*	523,564	96,152,529
NVIDIA Corp.	6,130,371	95,388,573
Henry Schein, Inc.*	916,370	95,027,569
Garmin Ltd.	2,069,399	93,516,141
Monster Beverage Corp.*	1,773,685	92,675,041
Maxim Integrated Products, Inc.	3,018,406	89,948,499
Microchip Technology, Inc.	2,090,441	84,223,868
F5 Networks, Inc.*	829,614	71,147,697
Fossil Group, Inc.*	598,294	69,545,695
Expedia, Inc.	1,305,238	67,598,276
Sears Holdings Corp.*	1,128,024	67,275,351
DENTSPLY International, Inc.	1,507,525	65,441,660
Nuance Communications, Inc.*	3,287,995	61,469,067
Randgold Resources Ltd. ADR	525,149	37,563,909
Total Investments (Cost $38,102,170,438)		$38,231,088,980

*  Non-income producing security for the year ended September 30, 2013.

ADR - American Depository Receipts

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Internet	$7,431,975,430	19.44%
Computers	5,737,514,306	15.01%
Software	4,767,540,568	12.47%
Semiconductors	4,465,580,149	11.68%
Biotechnology	3,937,905,770	10.30%
Media	3,175,344,284	8.31%
Retail	1,944,172,987	5.09%
Telecommunications	1,435,078,102	3.75%
Food	1,154,577,759	3.02%
Pharmaceuticals	787,720,446	2.06%

PowerShares QQQ TrustSM, Series 1
Schedule of Investments (continued)
September 30, 2013

Industry Classification	Value	Percentage
Commercial Services	$485,834,888	1.27%
Auto Manufacturers	457,639,983	1.20%
Software & Computer Services	451,666,753	1.18%
Mobile Telecommunications	375,452,077	0.98%
Healthcare - Products	318,770,157	0.83%
Distribution / Wholesale	227,598,980	0.60%
Beverages	212,983,831	0.56%
Transportation	196,905,355	0.52%
Lodging	169,250,989	0.44%
Toys / Games / Hobbies	152,814,367	0.40%
Chemicals	108,664,864	0.28%
Environmental Control	105,016,885	0.27%
Electronics	93,516,141	0.24%
Mining	37,563,909	0.10%
Total	$38,231,088,980	100.00%

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

As of September 30, 2013, all of the securities in the Trust were valued based on Level 1 inputs (see Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Statement of Assets and Liabilities
September 30, 2013

Assets:
Investments in securites, at value (cost $38,102,170,438)	$38,231,088,980
Cash	148,683,115
Receivable for securities sold	248,939,316
Receivable from units created	197,294,893
Dividend receivable	15,942,473
Total Assets	$38,841,948,777
Liabilities:
Payable for units redeemed	$249,002,405
Payable for securities purchased	197,235,834
Distribution payable	114,314,739
Payable to Licensor	15,297,669
Payable to Sponsor	12,959,239
Payable to Trustee	1,774,856
Professional fees	77,190
Accrued expenses	359,275
Total Liabilities	591,021,207
NET ASSETS	$38,250,927,570
Net assets presented by:
Paid-in capital	$46,810,784,508
Undistributed net investment income	7,034,013
Accumulated net realized gain (loss) on investments transactions	(8,695,809,493)
Net unrealized appreciation of investments	128,918,542
NET ASSETS	$38,250,927,570
Shares of beneficial interest outstanding, unlimited shares authorized:	485,400,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$78.80

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Statements of Operations

	Year Ended September 30,
	2013	2012	2011
Investment Income
Dividend income*	$554,152,705	$367,115,398	$212,012,805
Expenses:
Trustee fees	19,782,803	18,410,448	14,659,965
Marketing expenses	16,963,472	15,057,611	10,438,727
Licensing fees	29,193,493	27,006,353	21,112,705
Professional fees	231,114	303,997	125,852
Other fees and expenses	585,814	536,707	582,923
Total expenses	66,756,696	61,315,116	46,920,172
Net investment income	487,396,009	305,800,282	165,092,633
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(1,556,905,692)	(1,145,643,548)	(1,279,151,939)
Net realized gain on in-kind redemptions	4,099,118,959	5,071,554,550	3,458,504,565
Net change in unrealized appreciaton (depreciation) of investments	2,079,074,165	3,656,380,332	(1,136,960,877)
Net realized and unrealized gain on investments	4,621,287,432	7,582,291,334	1,042,391,749
Net increase in net assets resulting from operations	$5,108,683,441	$7,888,091,616	$1,207,484,382

*  Net of foreign taxes withheld of $0, $1,337,982 and $614,437 for the years ended September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2013	2012	2011
Increase (Decrease) in net assets:
Operations:
Net investment income	$487,396,009	$305,800,282	$165,092,633
Net realized gain on investment transactions	2,542,213,267	3,925,911,002	2,179,352,626
Net change in unrealized appreciation (depreciation) of investments	2,079,074,165	3,656,380,332	(1,136,960,877)
Net increase in net assets resulting from operations	5,108,683,441	7,888,091,616	1,207,484,382
Distributions to Unitholders from:
Net investment income	(471,616,338)	(299,643,847)	(166,193,995)
Unitholder Transactions:
Proceeds from subscriptions of PowerShares QQQ Index Tracking StockSM	58,809,719,118	67,738,018,105	75,758,226,422
Less redemptions of PowerShares QQQ Index Tracking StockSM	(59,824,990,351)	(62,163,656,427)	(76,556,068,099)
Increase (decrease) in net assets due to unitholder transactions	(1,015,271,233)	5,574,361,678	(797,841,677)
Total increase	3,621,795,870	13,162,809,447	243,448,710
Net Assets
Beginning of year	34,629,131,700	21,466,322,253	21,222,873,543
End of year(a)	$38,250,927,570	$34,629,131,700	$21,466,322,253

(a)  Includes undistributed (distributions in excess of) net investment income of $7,034,013, $(4,603,834) and $(10,760,269) at September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Financial Highlights

	Year Ended September 30,
	2013	2012	2011	2010	2009
Net Asset Value, beginning of year	$68.61	$52.47	$49.05	$42.29	$39.20
Investment Operations:
Net investment income(1)	1.02	0.63	0.39	0.30	0.17
Net realized and unrealized gain on investments	10.16	16.13	3.44	6.79	3.10
Total from Investment Operations	11.18	16.76	3.83	7.09	3.27
Less Distributions from:
Net investment income	(0.99)	(0.62)	(0.41)	(0.33)	(0.18)
Net Asset Value, end of year	$78.80	$68.61	$52.47	$49.05	$42.29
Total investment return(2)	16.48%	32.04%	7.78%	16.80%	8.44%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$38,250,928	$34,629,132	$21,466,322	$21,222,874	$17,093,892
Ratio to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.46%	1.00%	0.70%	0.67%	0.52%
Portfolio turnover rate(3)	14.73%	9.12%	28.68%	4.96%	8.19%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the Trust, outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Trust units.

See accompanying notes to financial statements which are an integral part of these financial statements.

PowerShares QQQ TrustSM, Series 1
Notes to Financial Statements
September 30, 2013

1. Organization

The Trust is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the Index.

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee.

The Trustee has entered into an Agency Agreement with the Sponsor, dated November 16, 2012 (the "Agency Agreement"). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the net asset value of the Trust, and (b) relating to rebalancing and adjustments of the Trust's portfolio.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation

Portfolio securities are valued at the NASDAQ official closing price of The NASDAQ Stock Market, Inc. (the "NASDAQ Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no NASDAQ official closing price on the day of valuation, a security is valued at the closing bid price of the NASDAQ Stock Market. If a security is not quoted on the NASDAQ Stock Market, or the principal market of the security is other than the NASDAQ Stock Market, or the Sponsor deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the terms and conditions of the Trust Agreement and the Agency Agreement based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the NASDAQ Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities,

(d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

The authoritative guidance for fair value measurements and disclosures defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Schedule of Investments.

The Trust's policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The Trust may hold securities which are periodically fair valued in accordance with the Trust's fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the reporting period. No transfers between Level 1, Level 2 or Level 3 fair value measurements occurred during the year ended September 30, 2013.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by the Trust may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

Federal Taxes

The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes all of its investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Trust is subject to authoritative guidance with respect to accounting for uncertainties in income taxes. Management has analyzed the Trust's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2013, no provision for income tax would be required in the Trust's financial statements. The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Tax Information

At September 30, 2013, permanent differences primarily due to the tax treatment of in-kind transactions, return of capital distributions received, and capital loss carry forward expirations were reclassified within the components of net assets of the Trust. These differences resulted in a net decrease in undistributed net investment income in the amount of $4,141,824, a net decrease in accumulated net realized loss on investments in the amount of $1,762,960,013 and a net increase to paid in capital in the amount of $1,767,101,837. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2013, 2012 and 2011 was $471,616,338, $299,643,847 and $166,193,995 of ordinary income, respectively.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Under current tax regulations, capital losses on securities transactions realized after October 31 ("Post-October Losses") may be deferred and treated as occurring on the first business day of the following fiscal year. The Trust is permitted to defer certain net investment losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. During the fiscal year ended September 30, 2013, the Trust did not defer any Post-October Losses.

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(7,843,224,153)
Undistributed ordinary income	116,465,777
Net unrealized depreciation	(718,783,828)
Total accumulated deficit	$(8,445,542,204)

Pursuant to the Code, the Trust capital loss carryforwards will expire as follows:

2014	2015	2016	2017	2018
$654,169,365	$1,409,611,668	$1,626,542,181	$610,749,524	$1,571,731,420

2019	Short-Term Loss Carryforward No Expiration	Long-Term Loss Carryforward No Expiration	Total
$145,185,141	$146,296,974	$1,678,937,880	$7,843,224,153

In addition, during the year ended September 30, 2013, the Trust had a capital loss carryforward of $1,687,659,839 that expired.

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to The NASDAQ OMX Group, Inc. (the "Licensor") for a license to use the NASDAQ-100 Index as a basis for determining the composition and weighting of securities held by the Trust.

The Sponsor entered into a license agreement with the Licensor (the "License Agreement"). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $15,297,669 were payable to the Licensor at September 30, 2013. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of PowerShares QQQ shares and the License Agreement has no express termination date.

The Sponsor, until otherwise determined, has agreed to reimburse the Trust for ordinary operating expenses of the Trust, to the extent that such expenses exceed 0.20% per annum of the daily net asset value.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2013, 2012 and 2011, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the Sponsor.

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee's compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $1,774,856 were payable to the Trustee at September 30, 2013.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $12,959,239 to the Sponsor at September 30, 2013.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, including BNY ConvergEx Group, but will not include affiliates of the Sponsor.

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

5. Related Party Transactions

During the fiscal years ended September 30, 2013, 2012 and 2011, the Trust paid $713,699, $3,575,000 and $9,291,660, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the Trust

Transactions in shares were as follows:

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
PowerShares QQQ Index Tracking StockSM shares sold	850,700,000	1,094,750,000	1,369,200,000
PowerShares QQQ Index Tracking StockSM shares redeemed	(870,000,000)	(999,200,000)	(1,392,750,000)
Net increase (decrease)	(19,300,000)	95,550,000	(23,550,000)

PowerShares QQQ Index Tracking Stock shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ Index Tracking Stock share and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the PowerShares QQQ Trust Clearing Process is either, $0, $500 or $1,000 per Participating Party per day, depending on specific circumstances. The total fee charged in connection with the creation or redemption of Creation Units outside the PowerShares QQQ Trust Clearing Process is $4,000 per Participating Party per day.

Transaction fees are received by the Trustee from the Participating Party and used to offset the expense of processing orders. For the years ended September 30, 2013, 2012 and 2011, the Trustee earned $1,006,900, $1,106,000 and $1,192,050, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2013, 2012 and 2011.

7. Investment Transactions

For the year ended September 30, 2013, the Trust had purchases and sales of investment securities of $4,936,515,404 and $4,915,104,833, respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. At September 30, 2013, the cost of investments for federal income tax purposes was $38,949,872,808. Accordingly, gross unrealized depreciation was $3,262,823,197 and gross unrealized appreciation was $2,544,039,369 resulting in net unrealized depreciation of $718,783,828.

8. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Trust's financial statements through this date.

Supplemental Information (Unaudited)

Information Regarding Closing Prices vs. Net Asset Value
Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and that Trust's net asset value. Net Asset Value, or "NAV", is the price at which a Trust issues and redeems shares. The "Closing Market Price" of a share in the Trust is determined and published by the Nasdaq Stock Market, as of the time that the Trust's NAV is calculated. The Trust's Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that a Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2008 through September 30, 2013.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

PowerShares QQQ TrustSM
Frequency Distribution of Discounts and Premiums
Closing Price vs. Net Asset Value (NAV)*

Five Year Period Ended 09/30/13 (unaudited)

Premium/Discount Range	Number of Trading Days(1)	Percentage of Total Trading Days
Greater than 0.25%	18	1.43%
Between zero and 0.25%	577	45.87%
Closing Price Equal to NAV	0	0.00%
Between zero and -0.25%	650	51.67%
Less than 0.25%	13	1.03%
Total	1,258	100.00%

*  Consolidated closing prices and non-truncated NAVs were used.

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

Comparision of Total Returns Based on NAV and Close Price(1)
From Inception to 09/30/2013 (unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
PowerShares QQQ TrustSM
Return Based on NAV	16.48%	109.99%	159.51%	65.05%
Return Based on Close Price	16.39%	110.05%	159.29%	64.64%
Index	16.71%	112.04%	164.74%	69.97%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
PowerShares QQQ TrustSM
Return Based on NAV	16.48%	16.00%	10.01%	3.50%
Return Based on Close Price	16.39%	16.00%	10.00%	3.48%
Index	16.71%	16.22%	10.23%	3.71%

(1)  Cumulative Total Return and Average Annual Total Return for the period since inception is calculated from the inception date March 10, 1999.

PowerShares QQQ TrustSM, Series 1

Sponsor

Invesco PowerShares Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

K&L Gates LLP
70 West Madison Street, Suite 3100
Chicago, IL 60602

P-QQQ-AR-1